CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue (including related party net revenue of $17,219 in the Successor period)	$ 92,373	$ 73,760	$ 142,472	$ 94,428
Cost of goods sold (including related party costs of $5,128 in the Successor period)	60,657	30,868	55,037	29,096
Gross profit	31,716	42,892	87,435	65,332
Selling, general and administrative	88,926	55,549	82,968	60,421
Research and development	1,796	2,606	6,092	4,383
Loss on impairment of goodwill	68,715	0	0	0
Total operating expenses	159,437	58,155	89,060	64,804
Operating (loss) income	(127,721)	(15,263)	(1,625)	528
Interest expense, net	6,230	6,652	11,118	6,281
Change in fair value of derivative warrant liabilities (Note 10)	(6,793)	0	0	0
Loss on extinguishment of debt (Note 8)	0	0	2,317	0
Gain on PPP Loan forgiveness (Note 8)	0	0	(6,824)	0
Loss on write-off of loan receivable	0	0	2,555	0
Other (income) expense, net	(798)	(971)	(817)	11
Total other (income) expenses, net	(1,361)	5,681	8,349	6,292
Income (loss) before income taxes	(126,360)	(20,944)	(9,974)	(5,764)
Income tax (benefit) expense	(5,803)	113	9,602	(3,394)
Net loss	(120,557)	(21,057)	(19,576)	(2,370)
Net loss attributable to noncontrolling interests	(24,990)	0	0	0
Net loss attributable to Class A shareholders	$ (95,567)	$ (21,057)	$ (19,576)	$ (2,370)
Net loss per share attributable to Class A shareholders (Note 15):
Basic (in dollars per share)	$ (1.11)	$ (2.63)	$ (2.45)	$ (0.30)
Diluted (in dollars per share)	$ (1.11)	$ (2.63)	$ (2.45)	$ (0.30)
Shares used in computing net loss per share (Note 15):
Basic (in shares)	86,460,560	8,000,002	8,000,002	8,000,002
Diluted (in shares)	86,460,560	8,000,002	8,000,002	8,000,002
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	$ (36)	$ 96	$ (32)	$ 16
Comprehensive loss	(120,593)	(20,961)	(19,608)	(2,354)
Comprehensive loss attributable to noncontrolling interests	(24,997)	0	0	0
Comprehensive loss attributable to Class A shareholders	$ (95,596)	$ (20,961)	$ (19,608)	$ (2,354)